Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

The provision for income taxes consists of the following for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Current	$2,040	$1,257	$1,275
Deferred	(50)	345	293

Total income tax provision	$1,990	$1,602	$1,568

The income tax provision attributable to income from operations differs from the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

(Dollars in thousands)	2012	2011	2010
Expected provision using statutory federal income tax rate	$2,223	$1,798	$1,722
Tax-exempt income on state and municipal securities and political subdivision loans	(269)	(169)	(149)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	6	8	9
Other	30	(35)	(14)

Total income tax provision	$1,990	$1,602	$1,568

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are as follows:

(Dollars in thousands)	2012	2011
Allowance for loan losses	$1,470	$1,195
Net operating loss carryforward	598	727
Capital loss carryforward	35	35
Other	109	147

	2,212	2,104

Valuation allowance on deferred tax assets	(35)	(35)

Deferred tax assets	2,177	2,069

Premises and equipment	(399)	(389)
Federal Home Loan Bank stock dividends	(736)	(736)
Deferred loan fees	(173)	(121)
Unrealized gain on securities available for sale	(960)	(736)
Prepaid Expenses	(120)	(83)
Other	(265)	(206)

Deferred tax liabilities	(2,653)	(2,271)

Net deferred tax liability	$(476)	$(202)

The Company has a net operating loss tax carry-forward of approximately $1.8 million, as of December 31, 2012. The net operating loss carry-forward can be used to offset future taxable income and will begin to expire in tax year 2026.

The Company believes it is more likely than not that the benefit of deferred tax assets will be realized with the possible exception of the capital loss carry forward due to expire in 2014. A valuation allowance for the capital loss carry forward is reflected at December 31, 2012 and 2011. No additional valuation allowance is deemed necessary in view of certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company’s earnings potential.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. CSB recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income. With few exceptions, CSB is no longer subject to U.S. federal, state, or local income tax examinations by tax authorities for years prior to 2009.